Financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidane in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$115,012,821	$115,006,613

Liabilities
Warrant liabilities – Private Placement Warrants	3	$178,750	$129,250

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our accompanying March 31, 2021 condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statement of operations.

The Warrants were valued using a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2021.

The following table provides quantitative information regarding Level 3 fair value measurements:

	At	As of
	December 31,	March 31,
	2020	2021
Stock price	$9.54	$9.91
Strike price	$11.50	$11.50
Volatility	17.5%	19.1%
Risk-free rate	0.41%	0.94%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.94	$1.30

The following table presents the changes in the fair value of warrant liabilities:

Warrant Liabilities
Fair value as of December 31, 2020	$129,250
Change in valuation inputs or other assumptions	49,500
Fair value as of March 31, 2021	178,750

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2020
Assets:
Cash and marketable securities held in Trust Account	1	$115,006,613

Reservoir Holdings Inc And Subsidiaries
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments

15. Financial instruments

The Company is exposed to the following risk related to its financial instruments:

(a)	Credit risk

Credit risk arises from the possibility that the Company’s debtors may be unable to fulfill their financial obligations. Revenues earned from publishing and distribution companies are concentrated in the music and entertainment industry. The Company monitors its exposure to credit risk on a regular basis.

(b)	Interest rate risk

The Company is exposed to market risk from changes in interest rates on its secured loan. As described in Note 7, the Company entered into interest rate swap agreements to partially reduce its exposure to fluctuations in interest rates on its secured loans.

The fair value of the outstanding interest rate swaps was a $4,566,537 liability at March 31, 2021 and a $7,554,859 liability at March 31, 2020. Fair value is determined using Level 2 inputs, which are based on quoted prices and market observable data of similar instruments. The change in the unrealized fair value of the swaps of $2,988,322 during the fiscal year ended March 31, 2021 was recorded as a gain on changes in fair value of derivative instruments. The change in the unrealized fair value of the swaps of $5,555,702 during the fiscal year ended March 31, 2020 was recorded as a loss on changes in fair value of derivative instruments.

(c)	Foreign exchange risk

The company is exposed to foreign exchange risk in fluctuations of currency rates on its revenue from royalties, writer’s fee and its subsidiaries’ operations.

(d)	Financial instruments

Financial instruments not described elsewhere include cash, restricted cash, accounts receivable, accounts payable, accrued liabilities, secured loans payable and borrowing under its line of credit. The carrying values of these instruments at March 31, 2021 do not differ materially from their respective fair values due to the immediate or short-term duration of these items or their bearing market related rates of interest.

The fair value of amounts due from and owed to related parties are impracticable to determine due to the related party nature of such amounts and the lack of readily determinable secondary market.